Consolidated statements of changes in shareholders' equity - EUR (€)		Equity attributable to owners of parent [member]	Issued capital [member]	Share premium and statutory reserve [member]	Subordinated notes [member]	Reserves, attributable to owners of parent [member]	Accumulated other comprehensive income attributable to owners of parent [member]		Non-controlling interests [member]	Reserves, non-controlling interests [member]	Accumulated other comprehensive income, non-controlling interests [member]		Total
Equity at beginning of period (Previously stated) at Dec. 31, 2019		€ 31,875,000,000	€ 10,640,000,000	€ 16,859,000,000	€ 5,803,000,000	€ (961,000,000)	€ (467,000,000)		€ 2,687,000,000	€ 2,452,000,000	€ 234,000,000		€ 34,561,000,000
Equity at beginning of period at Dec. 31, 2019							(467,000,000)				234,000,000		€ 34,561,000,000
Equity at beginning of period (in shares) (Previously stated) at Dec. 31, 2019													2,660,056,599
Consolidated comprehensive income		4,578,000,000				4,822,000,000	(244,000,000)	[1]	158,000,000	233,000,000	(75,000,000)	[1]	€ 4,736,000,000
Share-based compensation		16,000,000				16,000,000			7,000,000	7,000,000			23,000,000
Purchase of treasury shares		7,000,000				7,000,000							7,000,000
Dividends		(1,595,000,000)				(1,595,000,000)			(225,000,000)	(225,000,000)			(1,820,000,000)
Issues and purchases of subordinated notes		(12,000,000)				(12,000,000)							(12,000,000)
Subordinated notes remuneration		(258,000,000)				(258,000,000)							(258,000,000)
Changes in ownership interests with gain/loss of control		(21,000,000)				(21,000,000)			19,000,000	19,000,000			(2,000,000)
Other movements		(33,000,000)				(33,000,000)			(2,000,000)	(2,000,000)			(35,000,000)
Equity at end of period at Dec. 31, 2020		34,557,000,000	10,640,000,000	16,859,000,000	5,803,000,000	1,966,000,000	(711,000,000)		2,643,000,000	2,484,000,000	159,000,000		€ 37,200,000,000
Equity at end of period (in shares) at Dec. 31, 2020													2,660,056,599
Consolidated comprehensive income		687,000,000				233,000,000	454,000,000	[1]	580,000,000	545,000,000	36,000,000	[1]	€ 1,267,000,000
Share-based compensation		165,000,000				165,000,000			6,000,000	6,000,000			171,000,000
Purchase of treasury shares		(179,000,000)				(179,000,000)							(179,000,000)
Dividends		(2,127,000,000)				(2,127,000,000)			(218,000,000)	(218,000,000)			(2,345,000,000)
Issues and purchases of subordinated notes		(311,000,000)			(306,000,000)	(6,000,000)							(311,000,000)
Subordinated notes remuneration		(238,000,000)				(238,000,000)							(238,000,000)
Changes in ownership interests with no gain/loss of control	[2]	(185,000,000)				(185,000,000)			(213,000,000)	(213,000,000)			(398,000,000)
Changes in ownership interests with gain/loss of control	[3]								249,000,000	249,000,000			249,000,000
Other movements		(28,000,000)				(28,000,000)			(28,000,000)	(28,000,000)			(55,000,000)
Equity at end of period at Dec. 31, 2021		32,341,000,000	10,640,000,000	16,859,000,000	5,497,000,000	(399,000,000)	(257,000,000)		3,020,000,000	2,825,000,000	195,000,000		€ 35,361,000,000
Equity at end of period (in shares) at Dec. 31, 2021													2,660,056,599
Consolidated comprehensive income		2,050,000,000				2,146,000,000	(96,000,000)	[1]	487,000,000	471,000,000	16,000,000	[1]	€ 2,537,000,000
Share-based compensation		11,000,000				11,000,000			3,000,000	3,000,000			14,000,000
Purchase of treasury shares		(7,000,000)				(7,000,000)							(7,000,000)
Dividends		(1,861,000,000)				(1,861,000,000)			(328,000,000)	(328,000,000)			(2,189,000,000)
Issues and purchases of subordinated notes		(496,000,000)			(547,000,000)	51,000,000							(496,000,000)
Subordinated notes remuneration		(215,000,000)				(215,000,000)							(215,000,000)
Changes in ownership interests with no gain/loss of control		(10,000,000)				(10,000,000)							(10,000,000)
Other movements		(29,000,000)				(29,000,000)			(10,000,000)	(10,000,000)			(39,000,000)
Equity at end of period at Dec. 31, 2022		€ 31,784,000,000	€ 10,640,226,396	€ 16,859,000,000	€ 4,950,000,000	€ (313,000,000)	€ (353,000,000)		€ 3,172,000,000	€ 2,960,000,000	€ 211,000,000		€ 34,956,000,000
Equity at end of period (in shares) at Dec. 31, 2022													2,660,056,599

[1]	Including in 2022 a variation of 363 million euros related to hedging instruments (of which 187 million euros of hedging in American dollar and pound sterling held by Orange SA), an actuarial gain of 176 million euros mainly related to the increase in discount rates and a foreign exchange loss of (374) million euros mainly due to the depreciation of the Egyptian pound.
[2]	Including the partial buy-out of minority interests in Orange Belgium and the buy-out of minority interests in Orange Bank (see Note 3.2).
[3]	Related to the takeover of Telekom Romania Communications (see Note 3.2).